SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
2023	$ 707,148	$ 707,143
2024	602,814	707,143
2025	602,814	693,800
2026	602,814	693,800
2026		693,800
Thereafter		4,549,167
Finite lived intangible assets, net	7,691,279	8,044,853	$ 8,752,000
2022	353,574
Thereafter	4,822,114
Intangible assets, net	$ 7,691,279	$ 8,044,853	$ 8,752,000